Derivative financial and operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of derivative financial assets and liabilities
The following table summarizes the fair value of the Company's derivative financial instruments:

	At December 31,
	2021		2020
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€8	€—
Interest rate and currency risk - combined interest rate and currency swaps	1	(2)	4	(1)
Currency risk - forward contracts, currency swaps and currency options	184	(80)	47	(36)
Total Fair value hedges	185	(82)	59	(37)
Cash flow hedges:
Interest rate risk - interest rate swaps	1	(3)	—	(19)
Currency risks - forward contracts, currency swaps and currency options	73	(160)	10	(2)
Commodity price risk – commodity swaps and commodity options	488	(274)	83	(13)
Total Cash flow hedges	562	(437)	93	(34)
Derivatives for trading	61	(82)	—	—
Total Fair value of derivative financial assets/(liabilities)	€808	€(601)	€152	€(71)
Financial derivative assets/(liabilities) - current	€53	€(89)	€3	€(9)
Financial derivative assets/(liabilities) - non-current	€—	€(6)	€—	€(17)
Derivative operating assets/(liabilities) - current	€641	€(374)	€115	€(42)
Derivative operating assets/(liabilities) - non-current	€114	€(132)	€34	€(3)

Summary of outstanding notional amounts by due date
The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2021				2020
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€19,842	€5,759	€—	€25,601	€6,397	€538	€—	€6,935
Interest rate risk management	323	337	—	660	28	1,019	—	1,047
Interest rate and currency risk management	10	93	—	103	8	126	—	134
Commodity price risk management	2,131	1,635	—	3,766	428	438	—	866
Total Notional amount	€22,306	€7,824	€—	€30,130	€6,861	€2,121	€—	€8,982

Summary of fair value hedges
The net gains and losses arising from the valuation of outstanding currency derivatives and interest rate and currency derivatives (for managing currency risk) were recognized in accordance with fair value hedge accounting and the net gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Currency and interest rate risk
Change in ineffective portion	€(16)	€(10)	€(34)
Net gains/(losses)	€(16)	€(10)	€(34)

Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement
The Company reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Currency risk
Increase/(decrease) in Net revenues	€—	€—	€—
Decrease/(increase) in Cost of revenues	(82)	6	15
Net financial income/(expenses)	(86)	—	—
Result from investments	20	—	—
Interest rate risk
(Increase)/Decrease in Cost of revenues	—	—	—
Result from investments	(6)	—	—
Net financial expenses	2	—	—
Commodity price risk
(Increase)/decrease in Cost of revenues	18	(34)	(12)
Ineffectiveness and discontinued hedges	2	—	—
Tax expense	5	8	—
Items relating to discontinued operations, net of tax	—	—	—
Total recognized in the Consolidated Income Statement	€(127)	€(20)	€3